Goodwill (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Goodwill
Balance as at the end of the period		€ 4,614	€ 8,283	€ 1,102
Cash-generating units [member] | United States
Goodwill
Balance as at the end of the period		0	3,410
Cash-generating units [member] | United Kingdom
Goodwill
Balance as at the end of the period		2,137	2,300
Cash-generating units [member] | Germany
Goodwill
Balance as at the end of the period	[1]	996	996
Increase (decrease) in goodwill		3
Cash-generating units [member] | Canada
Goodwill
Balance as at the end of the period		820	890
Other (units carrying a non-significant goodwill balance)
Goodwill
Balance as at the end of the period		€ 661	€ 687

[1]	The goodwill as at 31 December 2020 for CGU Germany decreased by €3 million. In 2020, this amount contained goodwill related to CGU Poland which is now included in Other.